GE INSTITUTIONAL FUNDS

Supplement Dated March 14, 2008

to Prospectus Dated January 29, 2008

1. Pursuant to the approval of the Board of Trustees of the GE Institutional Funds on March 12, 2008, effective on March 17, 2008, the GE Institutional Money Market Fund (the “Money Market Fund”) will be closed to all new investors. Both the Investment Class and the Service Class shares of the Money Market Fund may only be purchased by: (1) existing shareholders of record of the respective share class of the Money Market Fund; (2) shareholders that invest through an Authorized Firm who currently hold the Money Market Fund Investment Class and/or Service Class shares; (3) retirement plans (including defined benefit and defined contribution plans) of companies that are affiliated (as defined in the Prospectus) with GE Asset Management; and (4) shareholders who exchange shares of another GE Institutional Fund for the same class share of the Money Market Fund.

Further, effective on or about March 17, 2008, the GE Institutional Funds Prospectus dated January 29, 2008 (the “Prospectus”) is amended as follows:

2. The sixth paragraph under “Asset Allocation Funds – Strategic Investment Fund – The Strategy” located on page 22 of the Prospectus is deleted in its entirety and replaced with the following:

“Under normal circumstances, the Fund may have a net cash level of up to 10% of its total assets.”

3. The third paragraph under “Asset Allocation Funds – Strategic Investment Fund – The Risks” located on page 22 of the Prospectus is deleted in its entirety and replaced with the following:

“The Fund’s net cash position typically has less total return potential over time than the Fund’s other asset classes but at times may be relatively more attractive.”

4. The following definitions on “Equitized cash” and “Net cash” are added to the section entitled “More on Strategies, Risks and Disclosure of Portfolio Holdings – Important Definitions” located on page 31 of the Prospectus:

“Equitized cash: A Fund that invests in equity securities may use futures or other instruments to gain general equity market exposure for holdings of cash and cash equivalents and/or money market instruments. The use of futures or other instruments would be subject to other applicable restrictions on the Fund’s investments.”

“Net cash takes into account a Fund's holdings of cash and cash equivalents and money market instruments as well as any adjustments for equitized cash and other assets and liabilities, such as pending securities settlements and liabilities associated with loans of portfolio securities.”

5. The definition of “Money market instruments” under the section entitled “More on Strategies, Risks and Disclosure of Portfolio Holdings – Important Definitions” located on page 33 of the Prospectus is deleted in its entirety and replaced with the following:

“Money market instruments are short-term debt securities of the U.S. Government, banks, corporations and other entities. Each Fund may invest directly in money market instruments or indirectly (other than the Money Market Fund) through investments in the GE Funds – GE Money Market Fund (the “GE Money Market Fund”).

Before using the GE Money Market Fund for this purpose, certain Funds may have invested a portion of their cash in the GEI Short-Term Investment Fund (Investment Fund), which is a privately offered pooled investment trust managed by GE Asset Management. Those Funds may continue to hold a small interest in that Investment Fund.”

6. The last sentence of the fourth paragraph in the first column under “Calculating Share Value” on page 66 of the Prospectus is deleted in its entirety and replaced with the following:

“Municipal obligations are valued at the quoted bid prices.”

7. The section entitled “Fund Expenses—Annual Fund Operating Expenses” located on pages 28 and 29 of the Prospectus is deleted in its entirety and replaced with the following:

“Shareholders Fees

No sales charge (load) is imposed on purchases of shares (or reinvested dividends), nor is a contingent deferred sales charge imposed upon redemption of shares. The Funds also do not impose an exchange fee or a redemption fee, except for the International Equity Fund which imposes a 2% redemption fee for shares redeemed or exchanged within 90 days of purchase. For more information regarding this redemption fee, please see “How to Invest – More on Redemption Fees” later in this Prospectus. The following table shows what it would cost you to invest in a Fund. Annual Fund operating expenses are deducted from a Fund’s assets and are reflected in the Fund’s share price and dividends. The figures below show actual “Management Fees” and “Other Expenses” incurred by each Fund during the fiscal period ended September 30, 2007, and estimated “Acquired Fund Fees and Expenses.”

Annual Fund Operating Expenses (as a percentage of average net assets)	U.S. Equity Fund	S&P 500 Index Fund	Core Value Equity Fund	Small-Cap Equity Fund	International Equity Fund	Premier Growth Equity Fund	Income Fund	Strategic Investment Fund	Money Market Fund
Management Fees[1]
Investment Class and Service Class	0.36%	0.15%	0.43%	0.60%	0.55%	0.36%	0.23%	0.36%	0.24%

Distribution and Service (12b-1) Fees
Investment Class	None	None	None	None	None	None	None	None	None
Service Class[2]	0.25%	0.25%	0.25%	0.25%	0.25%	0.25%	0.25%	0.25%	0.25%

Other Expenses[3]
Investment Class and Service Class	—	—	—	—	—	—	—	—	—

Acquired Fund Fees and Expenses[4]
Investment Class and Service Class	0.02%	0.01%	0.01%	0.03%	0.02%	0.01%	0.07%	0.03%	None

Total Annual Fund Operating Expenses
Investment Class	0.38%	0.16%	0.44%	0.63%	0.57%	0.37%	0.30%	0.39%	0.24%
Service Class	0.63%	0.41%	0.69%	0.88%	0.82%	0.62%	0.55%	0.64%	0.49%

Expenses Waived or Reimbursed by the Adviser: [5]
Investment Class	—	0.01%	—	—	—	—	0.05%	0.01%	—
Service Class	—	0.01%	—	—	—	—	0.05%	0.01%	—

Net Annual Fund Operating Expenses
Investment Class	0.38%	0.15%	0.44%	0.63%	0.57%	0.37%	0.25%	0.38%	0.24%
Service Class	0.63%	0.40%	0.69%	0.88%	0.82%	0.62%	0.50%	0.63%	0.49%

[1]

A Fund’s management fee is intended to be a “unitary” fee that includes all operating expenses payable by a Fund, except for fees and costs associated with the GE Institutional Funds’ independent trustees, shareholder servicing and distribution fees, brokerage fees, fees and expenses associated with investments in investment companies, including ETFs and affiliated money market funds, and expenses that are not normal operating expenses of the Funds (such as extraordinary expenses, interest and taxes). The management fee fluctuates based upon the average daily net assets of each Fund, other than the S&P 500 Index Fund, and may be higher or lower than those shown above. The nature of the services provided to, and the management fee paid by, each Fund is described in more detail under “About the Investment Adviser.”

[2]

The 0.25% shareholder servicing and distribution fee is intended to compensate GE Investment Distributors, Inc. (Distributor), or enable the Distributor to compensate other persons, for expenditures made on behalf of the Service Class of each Fund. Long-term shareholders of the Service Class shares may pay more than the economic equivalent of the maximum front-end sales charge currently permitted by the Financial Industry Regulatory Authority.

[3]

“Other Expenses” include fees beyond those borne by GE Asset Management pursuant to each Fund’s Advisory and Administration Agreement. These expenses include fees and costs associated with the GE Institutional Funds’ independent trustees, brokerage fees and expenses that are not normal operating expenses of the Funds (such as extraordinary expenses, interest and taxes). Amounts less than 0.01% are shown as dashes (—) in the above table.

[4]

“Acquired Fund Fees and Expenses” includes all fees and expenses associated with investments in investment companies, including ETFs and the GE Funds – GE Money Market Fund (“GE Money Market Fund”), which serves as the cash sweep vehicle for each non-money market Fund effective on or about March 17, 2008. The amounts shown in the table above have been restated from the fiscal year ended September 30, 2007 to reflect estimated fees anticipated to be incurred in connection with each Fund’s investment in the GE Money Market Fund and are based on each Fund’s average monthly cash positions during the most recent fiscal year. Amounts less than 0.01% are shown as dashes (—) in the above table but are included in “Other Expenses.”

[5]

GE Asset Management will waive a portion of its management fee for each affiliated non-money market Fund in an amount equal to the management fees paid to the GE Money Market Fund on its cash holdings invested in the GE Money Market Fund, if any. This amount is less than 0.01% for certain Funds, and is reflected as dashes (—) in the above table.

8. The “Example” table under “The Impact of Fund Expenses” section located on page 30 of the Prospectus is deleted in its entirety and replaced with the following:

Example	You would pay the following expenses on a $10,000 investment
	1 Year	3 Years	5 Years	10 Years
U.S. Equity Fund
Investment Class	$38	$121	$210	$474
Service Class	$64	$200	$349	$780
S&P 500 Index Fund
Investment Class	$16	$51	$89	$202
Service Class	$42	$131	$229	$515
Core Value Equity Fund
Investment Class	$43	$137	$238	$536
Service Class	$70	$220	$383	$856
Small-Cap Equity Fund
Investment Class	$64	$200	$349	$781
Service Class	$89	$279	$485	$1,079
International Equity Fund
Investment Class	$58	$183	$319	$716
Service Class	$84	$262	$456	$1,016
Premier Growth Equity Fund
Investment Class	$38	$119	$209	$470
Service Class	$64	$199	$347	$776
Income Fund
Investment Class	$31	$97	$170	$384
Service Class	$57	$177	$309	$693
Strategic Investment Fund
Investment Class	$40	$126	$220	$495
Service Class	$66	$206	$358	$801
Money Market Fund
Investment Class	$24	$77	$134	$304
Service Class	$50	$157	$273	$614

9. The second, third and fourth paragraphs under “More on Investment Strategies” located on pages 35 and 36 of the Prospectus is deleted in its entirety and replaced with the following:

“Cash and Temporary Defensive Positions: Under normal circumstances, each Fund may hold cash and cash equivalents and/or money market instruments, which may be considered on a net cash basis: (i) pending investment, (ii) for investment purposes, (iii) for cash management purposes, (iv) to meet redemptions, and (v) to meet operating expenses. A Fund that invests in equity securities may equitize cash in order to gain general equity market exposure with respect to such holdings of cash and cash equivalents and/or money market instruments.

A Fund (other than the S&P 500 Index Fund) may from time to time take temporary defensive positions when the portfolio manager believes that adverse market, economic, political or other conditions exist. In these circumstances, the portfolio manager may (x) without limit hold cash and cash equivalents and/or invest in money market instruments, or (y) restrict the securities markets in which a Fund’s assets are invested by investing those assets in securities markets deemed to be conservative in light of the Fund’s investment objective and strategies. In addition, a Fund may hold cash and cash equivalents and/or invest in money market instruments under circumstances where the liquidation of a Fund has been approved by the Trustees, and therefore investments in accordance with the Fund’s investment objective and policies would no longer be appropriate. Each Fund may invest in money market instruments either directly or indirectly (other than the Money Market Fund) through investment in the GE Money Market Fund. GE Asset Management will waive a portion of its management fee for each affiliated non-money market Fund in an amount equal to the management fees paid to the GE Money Market Fund on its cash holdings invested in the GE Money Market Fund, if any.

To the extent that a Fund, other than the Money Market Fund, holds cash and cash equivalents or investments in money market instruments, it may not achieve its investment objective.”

GE INSTITUTIONAL FUNDS

(International Equity Fund, Small-Cap Equity Fund and Strategic Investment Fund)

Supplement Dated March 14, 2008

to Prospectus Dated January 29, 2008

Effective on or about March 17, 2008, the GE Institutional Funds (International Equity Fund, Small-Cap Equity Fund and Strategic Investment Fund) Prospectus dated January 29, 2008 (the “Prospectus”) is amended as follows:

1. The sixth paragraph under “Strategic Investment Fund – The Strategy” located on page 6 of the Prospectus is deleted in its entirety and replaced with the following:

“Under normal circumstances, the Fund may have a net cash level of up to 10% of its total assets.”

2. The third paragraph under “Strategic Investment Fund – The Risks” located on page 6 of the Prospectus is deleted in its entirety and replaced with the following:

“The Fund’s net cash position typically has less total return potential over time than the Fund’s other asset classes but at times may be relatively more attractive.”

3. The following definitions on “Equitized cash” and “Net cash” are added to the section entitled “More on Strategies, Risks and Disclosure of Portfolio Holdings – Important Definitions” located on page 10 of the Prospectus:

“Equitized cash: A Fund that invests in equity securities may use futures or other instruments to gain general equity market exposure for holdings of cash and cash equivalents and/or money market instruments. The use of futures or other instruments would be subject to other applicable restrictions on the Fund’s investments.”

“Net cash takes into account a Fund's holdings of cash and cash equivalents and money market instruments as well as any adjustments for equitized cash and other assets and liabilities, such as pending securities settlements and liabilities associated with loans of portfolio securities.”

4. The definition of “Money market instruments” under the section entitled “More on Strategies, Risks and Disclosure of Portfolio Holdings – Important Definitions” located on page 12 of the Prospectus is deleted in its entirety and replaced with the following:

“Money market instruments are short-term debt securities of the U.S. Government, banks, corporations and other entities. Each Fund may invest directly in money market instruments or indirectly through investments in the GE Funds – GE Money Market Fund (the “GE Money Market Fund”).

Before using the GE Money Market Fund for this purpose, certain Funds may have invested a portion of their cash in the GEI Short-Term Investment Fund (Investment Fund), which is a privately offered pooled investment trust managed by GE Asset Management. Those Funds may continue to hold a small interest in that Investment Fund.”

5. The section entitled “Fund Expenses—Annual Fund Operating Expenses” located on page 8 of the Prospectus is deleted in its entirety and replaced with the following:

“Shareholders Fees

No sales charge (load) is imposed on purchases of shares (or reinvested dividends), nor is a contingent deferred sales charge imposed upon redemption of shares. The Funds also do not impose an exchange fee or a redemption fee, except for the International Equity Fund which imposes a 2% redemption fee for shares redeemed or exchanged within 90 days of purchase. For more information regarding this redemption fee, please see “How to Invest – More on Redemption Fees” later in this Prospectus. The following table shows what it would cost you to invest in a Fund. Annual Fund operating expenses are deducted from a Fund’s assets and are reflected in the Fund’s share price and dividends. The figures below show actual “Management Fees” and “Other Expenses” incurred by each Fund during the fiscal period ended September 30, 2007, and estimated “Acquired Fund Fees and Expenses.”

Annual Fund Operating Expenses (as a percentage of average net assets)	International Equity Fund	Small-Cap Equity Fund	Strategic Investment Fund
Management Fees[1]	0.55%	0.60%	0.36%
Distribution and Service (12b-1) Fees	None	None	None
Other Expenses[2]	—	—	—
Acquired Fund Fees and Expenses[3]	0.02%	0.03%	0.03%
Total Annual Fund Operating Expenses	0.57%	0.63%	0.39%
Expenses Waived or Reimbursed by the Adviser: [4]	—	—	—
Net Annual Fund Operating Expenses	0.57%	0.63%	0.39%

[1]

A Fund’s management fee is intended to be a “unitary” fee that includes all operating expenses payable by a Fund, except for fees and costs associated with the GE Institutional Funds’ independent trustees, shareholder servicing and distribution fees, brokerage fees, fees and expenses associated with investments in investment companies, including ETFs and affiliated money market funds, and expenses that are not normal operating expenses of the Funds (such as extraordinary expenses, interest and taxes). The management fee fluctuates based upon the average daily net assets of each Fund and may be higher or lower than those shown above. The nature of the services provided to, and the management fee paid by, each Fund is described in more detail under “About the Investment Adviser.”

[2]

“Other Expenses” include fees beyond those borne by GE Asset Management pursuant to each Fund’s Advisory and Administration Agreement. These expenses include fees and costs associated with the GE Institutional Funds’ independent trustees, brokerage fees and expenses that are not normal operating expenses of the Funds (such as extraordinary expenses, interest and taxes). Amounts less than 0.01% are shown as dashes (—) in the above table.

[3]

“Acquired Fund Fees and Expenses” includes all fees and expenses associated with investments in investment companies and other funds such as ETFs and the GE Funds – GE Money Market Fund (“GE Money Market Fund”), which serves as the cash sweep vehicle for each non-money market Fund effective on or about March 17, 2008. The amounts shown in the table above have been restated from the fiscal year ended September 30, 2007 to reflect estimated fees anticipated to be incurred in connection with each Fund’s investment in the GE Money Market Fund and are based on each Fund’s average monthly cash positions during the most recent fiscal year.

[4]

GE Asset Management will waive a portion of its management fee for each affiliated non-money market Fund in an amount equal to the management fees paid to the GE Money Market Fund on its cash holdings invested in the GE Money Market Fund, if any. Amounts less than 0.01% are shown as dashes (—) in the above table.

6. The “Example” table under “The Impact of Fund Expenses” section located on page 9 of the Prospectus is deleted in its entirety and replaced with the following:

Example	You would pay the following expenses on a $10,000 investment
	1 Year	3 Years	5 Years	10 Years
International Equity Fund	$58	$183	$319	$716
Small-Cap Equity Fund	$64	$200	$349	$781
Strategic Investment Fund	$40	$126	$220	$495

7. The third, fourth and fifth paragraphs under “More on Investment Strategies” located on pages 14 and 15 of the Prospectus is deleted in its entirety and replaced with the following:

“Cash and Temporary Defensive Positions: Under normal circumstances, each Fund may hold cash and cash equivalents and/or money market instruments, which may be considered on a net cash basis: (i) pending investment, (ii) for investment purposes, (iii) for cash management purposes, (iv) to meet redemptions, and (v) to meet operating expenses. A Fund that invests in equity securities may equitize cash in order to gain general equity market exposure with respect to such holdings of cash and cash equivalents and/or money market instruments.

A Fund may from time to time take temporary defensive positions when the portfolio manager believes that adverse market, economic, political or other conditions exist. In these circumstances, the portfolio manager may (x) without limit hold cash and cash equivalents and/or invest in money market instruments, or (y) restrict the securities markets in which a Fund’s assets are invested by investing those assets in securities markets deemed to be conservative in light of the Fund’s investment objective and strategies. In addition, a Fund may hold cash and cash equivalents and/or invest in money market instruments under circumstances where the liquidation of a Fund has been approved by the Trustees, and therefore investments in accordance with the Fund’s investment objective and policies would no longer be appropriate. Each Fund may invest in money market instruments either directly or indirectly through investment in the GE Money Market Fund. GE Asset Management will waive a portion of its management fee for each affiliated non-money market Fund in an amount equal to the management fees paid to the GE Money Market Fund on its cash holdings invested in the GE Money Market Fund, if any.

To the extent that a Fund holds cash and cash equivalents or investments in money market instruments, it may not achieve its investment objective.”

8. The fourth sentence of the first paragraph in the second column under “Calculating Share Value” on page 31 of the Prospectus is deleted in its entirety and replaced with the following:

“Municipal obligations are valued at the quoted bid prices.”

GE Institutional Funds

Supplement Dated March 14, 2008

to Statement of Additional Information dated January 29, 2008

Effective on or about March 17 2008, the GE Institutional Funds Statement of Additional Information dated January 29, 2008 (the “SAI”) is amended as follows:

1. The first and second paragraph on page 12 of the SAI under “Investment Strategies and Risks and Portfolio Holdings – Money Market Instruments” is deleted in its entirety and replaced with the following:

Money Market Instruments. The types of money market instruments in which each Fund may invest either directly or indirectly are as follows: (i) Government Securities, (ii) debt obligations of banks, savings and loan institutions, insurance companies and mortgage bankers, (iii) commercial paper and notes, including those with variable and floating rates of interest, (iv) debt obligations of foreign branches of U.S. banks, U.S. branches of foreign banks and foreign branches of foreign banks, (v) debt obligations issued or guaranteed by one or more foreign governments or any of their political subdivisions, agencies or instrumentalities, including obligations of supranational entities, (vi) debt securities issued by foreign issuers and (vii) repurchase agreements.

Each Fund, other than the Money Market Fund, may also invest indirectly in money market instruments through investments in the GE Funds – GE Money Market Fund (“GE Money Market Fund”), which generally would be used to invest a Fund’s cash balance (other than the Money Market Fund), as well as the cash balances of other non-money market investment companies managed by GEAM. The investment objective of the GE Money Market Fund is to seek a high level of current income consistent with the preservation of capital and the maintenance of liquidity. The GE Money Market Fund seeks to achieve this objective by investing primarily in short-term, U.S. dollar denominated money market instruments. In order to ensure that the Funds do not incur duplicative advisory fees on the cash balances invested in the GE Money Market Fund, GEAM will waive a portion of its management fee for each Fund in an amount equal to the management fees paid to the GE Money Market Fund on its cash holdings invested in the GE Money Market Fund, if any.

Before using the GE Money Market Fund for this purpose, certain Funds may have invested a portion of their cash in the GEI Short-Term Investment Fund (Investment Fund), which is a privately offered pooled investment trust managed by GE Asset Management. Those Funds may continue to hold a small interest in that Investment Fund.

2. The paragraph on page 21 of the SAI entitled “Securities of Other Investment Companies” under “Investment Strategies and Risks and Portfolio Holdings” is deleted in its entirety and replaced with the following:

Securities of Other Investment Companies. Each Fund, other than the Money Market Fund, may invest in other investment companies that invest principally in securities in which the Fund is authorized to invest, and as permitted by the 1940 Act and the rules thereunder. To the extent a Fund invests in other investment companies, the Fund’s shareholders will incur certain duplicative fees and expenses, including investment advisory fees; provided however, GEAM will reimburse each Fund for the management fees each Fund pays on the cash balances invested in the GE Money Market Fund, if any.